iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
April 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.3%
Lockheed Martin Corp. ..................... 1,189,144 $ 552,868,720
a
Air Freight & Logistics  — 0.2%
Expeditors International of Washington, Inc.
(a)
...... 622,292 69,267,323
a
Beverages  — 3.3%
Coca-Cola Co. (The) ...................... 10,224,927 631,593,741
Monster Beverage Corp.
(b)
................... 2,052,863 109,725,527
PepsiCo, Inc. ........................... 3,464,140 609,376,868
1,350,696,136
a
Biotechnology  — 1.7%
AbbVie, Inc. ............................ 3,073,679 499,903,153
Vertex Pharmaceuticals, Inc.
(b)
................ 481,642 189,193,794
689,096,947
a
Building Products  — 0.3%
Lennox International, Inc. ................... 256,905 119,054,915
a
Capital Markets  — 1.9%
Ameriprise Financial, Inc. ................... 384,859 158,481,088
BlackRock, Inc.
(c)
......................... 467,011 352,425,181
FactSet Research Systems, Inc. ............... 125,498 52,318,861
LPL Financial Holdings, Inc. .................. 316,381 85,147,619
MarketAxess Holdings, Inc. .................. 135,444 27,100,990
SEI Investments Co. ....................... 397,990 26,247,440
T Rowe Price Group, Inc. ................... 763,212 83,625,139
785,346,318
a
Chemicals  — 1.9%
Air Products and Chemicals, Inc. .............. 580,515 137,198,915
Albemarle Corp. ......................... 292,883 35,236,754
CF Industries Holdings, Inc. .................. 670,402 52,941,646
FMC Corp. ............................. 296,276 17,483,247
Linde PLC ............................. 1,244,468 548,760,609
791,621,171
a
Commercial Services & Supplies  — 0.6%
Cintas Corp. ............................ 315,057 207,414,626
Rollins, Inc. ............................. 1,033,327 46,045,051
253,459,677
a
Communications Equipment  — 1.8%
Arista Networks, Inc.
(b)
..................... 738,502 189,470,073
Cisco Systems, Inc. ....................... 11,532,263 541,785,716
731,255,789
a
Consumer Staples Distribution & Retail  — 2.1%
Costco Wholesale Corp. .................... 1,205,548 871,490,649
a
Containers & Packaging  — 0.1%
Packaging Corp. of America ................. 239,474 41,424,213
a
Distributors  — 0.3%
Pool Corp. ............................. 329,419 119,424,270
a
Electronic Equipment, Instruments & Components  — 0.5%
Amphenol Corp., Class A ................... 1,363,880 164,715,787
Keysight Technologies, Inc.
(a)(b)
................ 416,773 61,657,398
226,373,185
a
Security Shares Value
a
Entertainment  — 1.3%
Electronic Arts, Inc. ....................... 557,865 $ 70,748,439
Netflix, Inc.
(b)
............................ 867,675 477,776,562
548,525,001
a
Financial Services  — 8.7%
Jack Henry & Associates, Inc. ................ 263,774 42,913,392
Mastercard, Inc., Class A .................... 3,739,346 1,687,192,915
Visa, Inc., Class A ........................ 7,056,087 1,895,335,529
3,625,441,836
a
Food Products  — 0.4%
Archer-Daniels-Midland Co. .................. 1,132,820 66,451,221
Hershey Co. (The) ........................ 431,268 83,631,491
Lamb Weston Holdings, Inc. ................. 346,722 28,895,811
178,978,523
a
Gas Utilities  — 0.4%
Atmos Energy Corp. ....................... 1,388,958 163,758,148
a
Ground Transportation  — 0.3%
Old Dominion Freight Line, Inc. ............... 801,781 145,691,626
a
Health Care Equipment & Supplies  — 0.8%
Edwards Lifesciences Corp.
(b)
................ 1,301,358 110,185,982
IDEXX Laboratories, Inc.
(a)(b)
................. 216,556 106,710,135
ResMed, Inc. ........................... 267,750 57,295,822
Solventum Corp.
(b)
........................ 858,738 55,826,557
330,018,496
a
Health Care Providers & Services  — 2.5%
Cencora, Inc. ........................... 740,047 176,908,236
Molina Healthcare, Inc.
(a)(b)
................... 113,331 38,770,535
UnitedHealth Group, Inc. .................... 1,714,526 829,316,226
1,044,994,997
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(b)
............... 272,371 54,081,986
a
Hotels, Restaurants & Leisure  — 1.7%
Chipotle Mexican Grill, Inc.
(b)
................. 221,837 700,916,185
a
Household Durables  — 3.1%
DR Horton, Inc. .......................... 2,467,602 351,608,609
Garmin Ltd. ............................. 1,230,462 177,764,845
Lennar Corp., Class A ...................... 1,907,130 289,159,051
NVR, Inc.
(b)
............................. 32,874 244,544,755
PulteGroup, Inc. ......................... 1,944,189 216,621,538
1,279,698,798
a
Industrial Conglomerates  — 0.8%
3M Co. ................................ 3,434,848 331,497,181
a
Industrial REITs  — 0.7%
Prologis, Inc. ............................ 2,673,671 272,848,126
a
Insurance  — 1.3%
Aflac, Inc. .............................. 1,953,936 163,446,746
American Financial Group, Inc. ............... 225,955 28,865,751
Erie Indemnity Co., Class A, NVS .............. 96,210 36,815,719
Globe Life, Inc. .......................... 301,772 22,985,973
Marsh & McLennan Companies, Inc. ............ 1,545,222 308,163,624
560,277,813
a
Interactive Media & Services  — 8.0%
Alphabet, Inc., Class A
(b)
.................... 5,221,198 849,906,611
Alphabet, Inc., Class C, NVS
(b)
................ 4,594,561 756,448,523

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A ................. 3,956,443 $ 1,701,943,085
3,308,298,219
a
IT Services  — 1.4%
Accenture PLC, Class A .................... 1,882,144 566,355,951
a
Life Sciences Tools & Services  — 0.4%
Agilent Technologies, Inc.
(a)
.................. 552,477 75,711,448
Waters Corp.
(a)(b)
......................... 126,270 39,022,481
West Pharmaceutical Services, Inc. ............ 138,832 49,629,663
164,363,592
a
Machinery  — 0.9%
Graco, Inc. ............................. 580,581 46,562,596
Illinois Tool Works, Inc. ..................... 1,296,180 316,410,500
362,973,096
a
Media  — 0.2%
Fox Corp., Class A, NVS .................... 503,409 15,610,713
Fox Corp., Class B ........................ 284,500 8,159,460
Interpublic Group of Companies, Inc. (The) ....... 821,123 24,994,984
Omnicom Group, Inc. ...................... 450,677 41,840,853
90,606,010
a
Metals & Mining  — 0.2%
Reliance, Inc. ........................... 152,392 43,389,050
Steel Dynamics, Inc. ....................... 382,951 49,829,584
93,218,634
a
Multi-Utilities  — 1.7%
Public Service Enterprise Group, Inc. ........... 4,644,389 320,834,392
Sempra ............................... 5,543,113 397,053,184
717,887,576
a
Oil, Gas & Consumable Fuels  — 4.0%
ConocoPhillips .......................... 8,149,941 1,023,795,588
Coterra Energy, Inc. ....................... 5,018,723 137,312,261
Devon Energy Corp. ....................... 4,145,910 212,187,674
EQT Corp. ............................. 2,930,511 117,484,186
HF Sinclair Corp. ......................... 831,685 45,118,911
Texas Pacific Land Corp. .................... 206,035 118,737,971
1,654,636,591
a
Personal Care Products  — 0.2%
Kenvue, Inc. ............................ 3,829,526 72,071,679
a
Pharmaceuticals  — 6.7%
Eli Lilly & Co. ........................... 2,124,144 1,659,168,878
Johnson & Johnson ....................... 4,967,838 718,299,696
Pfizer, Inc. ............................. 9,807,564 251,269,790
Zoetis, Inc., Class A ....................... 892,219 142,076,954
2,770,815,318
a
Professional Services  — 2.4%
Automatic Data Processing, Inc. ............... 2,652,903 641,710,707
Paychex, Inc. ........................... 1,587,691 188,633,568
Robert Half, Inc. ......................... 368,445 25,474,287
Verisk Analytics, Inc. ....................... 651,462 141,992,657
997,811,219
a
Real Estate Management & Development  — 0.6%
CBRE Group, Inc., Class A
(a)(b)
................ 1,121,741 97,468,075
CoStar Group, Inc.
(a)(b)
...................... 1,448,775 132,606,376
230,074,451
a
Security Shares Value
a
Residential REITs  — 0.4%
AvalonBay Communities, Inc. ................ 429,680 $ 81,454,437
Equity Residential ........................ 970,254 62,484,358
Mid-America Apartment Communities, Inc. ........ 308,704 40,131,520
184,070,315
a
Semiconductors & Semiconductor Equipment  — 16.6%
Applied Materials, Inc. ..................... 2,559,472 508,439,113
Broadcom, Inc. .......................... 1,251,590 1,627,404,929
KLA Corp. .............................. 467,759 322,421,601
Lam Research Corp. ...................... 440,762 394,221,940
Monolithic Power Systems, Inc. ............... 120,638 80,746,633
NVIDIA Corp. ........................... 3,292,209 2,844,534,420
QUALCOMM, Inc. ........................ 3,089,490 512,391,917
Teradyne, Inc. ........................... 387,273 45,047,595
Texas Instruments, Inc. ..................... 3,028,088 534,215,285
6,869,423,433
a
Software  — 6.7%
Adobe, Inc.
(b)
............................ 1,257,104 581,825,444
Cadence Design Systems, Inc.
(a)(b)
............. 761,425 209,871,573
Fortinet, Inc.
(b)
........................... 3,660,882 231,294,525
Manhattan Associates, Inc.
(b)
................. 302,155 62,262,059
Microsoft Corp. .......................... 4,396,907 1,711,847,802
2,797,101,403
a
Specialized REITs  — 0.6%
Public Storage ........................... 888,363 230,485,780
a
Specialty Retail  — 1.6%
Best Buy Co., Inc. ........................ 1,741,358 128,233,603
Dick's Sporting Goods, Inc. .................. 451,405 90,705,321
Tractor Supply Co. ........................ 923,013 252,056,390
Ulta Beauty, Inc.
(b)
........................ 487,815 197,487,024
668,482,338
a
Technology Hardware, Storage & Peripherals  — 4.0%
Apple, Inc. ............................. 8,668,456 1,476,498,111
NetApp, Inc. ............................ 680,487 69,552,576
Super Micro Computer, Inc.
(b)
................. 131,225 112,696,030
1,658,746,717
a
Textiles, Apparel & Luxury Goods  — 3.7%
Deckers Outdoor Corp.
(b)
.................... 245,163 200,658,560
Lululemon Athletica, Inc.
(b)
................... 1,181,938 426,206,843
Nike, Inc., Class B ........................ 10,017,711 924,234,017
1,551,099,420
a
Trading Companies & Distributors  — 1.4%
Fastenal Co. ............................ 2,239,902 152,178,942
Ferguson PLC ........................... 738,242 154,956,996
Watsco, Inc. ............................ 116,743 52,268,176
WW Grainger, Inc. ........................ 219,051 201,822,639
561,226,753
a
Total Long-Term Investments — 99.8%
(Cost: $34,189,176,211) .............................. 41,387,856,524

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d)(e)
...................... 79,294,961 $ 79,318,750
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 56,852,135 56,852,135
a
Total Short-Term Securities — 0.4%
(Cost: $136,149,164) ................................ 136,170,885
Total Investments — 100.2%
(Cost: $34,325,325,375) .............................. 41,524,027,409
Liabilities in Excess of Other Assets — (0.2)% ............... (65,030,139)
Net Assets — 100.0% ................................. $ 41,458,997,270
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 190,194,678 $ — $ (110,957,355)
(a)
$ 95,141 $ (13,714) $ 79,318,750 79,294,961 $ 1,208,531
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 55,278,792 1,573,343
(a)
— — — 56,852,135 56,852,135 2,234,832 —
BlackRock, Inc. .. 269,297,526 114,989,836 (39,775,520) 6,700,354 1,212,985 352,425,181 467,011 6,229,233 —
$ 6,795,495 $ 1,199,271
$ 488,596,066
$ 9,672,596 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 256 06/21/24 $ 64,858 $ (1,348,838)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Quality Factor ETF
4
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 41,387,856,524  $ —  $ —  $ 41,387,856,524
Short-Term Securities
Money Market Funds ...................................... 136,170,885  —  —  136,170,885
$ 41,524,027,409  $ —  $ —  $ 41,524,027,409
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,348,838) $ —  $ —  $ (1,348,838)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)